LOANS AND ADVANCES TO CUSTOMERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans And Advances To Customers
Companies	R$ 316,936,343	R$ 269,421,350
- Financing and On-lending	132,471,486	104,729,799
- Financing and export	40,904,095	28,957,241
- Housing loans	30,655,876	24,534,805
- Onlending BNDES/Finame	20,475,116	17,515,937
- Vehicle loans	21,934,635	22,316,453
- Import	12,505,529	7,183,123
- Leases	5,996,235	4,222,240
- Borrowings	169,958,833	151,245,208
- Working capital	100,012,698	82,843,536
- Rural loans	11,811,476	12,807,395
- Other	58,134,659	55,594,277
- Limit operations (1)	14,506,024	13,446,343
- Credit card	8,634,617	8,003,405
- Overdraft for corporates/Individuals	5,871,407	5,442,938
Individuals	403,303,243	360,265,349
- Financing and On-lending	144,876,576	127,765,221
- Housing loans	102,627,589	89,315,143
- Vehicle loans	34,962,102	31,408,501
- Onlending BNDES/Finame	6,927,661	6,866,782
- Other	359,224	174,795
- Borrowings	177,325,731	155,605,725
- Payroll-deductible loans	97,581,541	90,960,703
- Personal credit	43,261,588	31,309,283
- Rural loans	15,530,021	12,534,155
- Other	20,952,581	20,801,584
- Limit operations (1)	81,100,936	76,894,403
- Credit card	75,629,524	71,926,643
- Overdraft for corporates/Individuals	5,471,412	4,967,760
Total portfolio	720,239,586	629,686,699
Expected credit loss	(47,857,481)	(50,184,880)
Total of net loans and advances to customers	R$ 672,382,105	R$ 579,501,819